Other Long Term Assets	12 Months Ended
Dec. 31, 2015
Other Long Term Assets
Other Long Term Assets

Note 6. Other Long Term Assets

	December 31,
	2015	2014
Real estate Investments	$4,944	$—
Acquired assets pending purchase price allocation	—	4,134
Other Long Term Assets	1,476	587
	$6,420	$4,721

Acquired assets pending purchase price allocation are assets acquired from Glasswall LLC in December of 2014. See Note 19 — Business Combinations for more information.